ISSUED CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2022
ISSUED CAPITAL AND RESERVES
Summary of common shares
The following table details the common shares of the Company as of December 31:

	2022	2021

Authorized common shares (nominal value of US$0.001 per share)	1,849,190,667	1,849,190,667

Issued shares, including 3,374,459 (2021: 7,603,731) shares held by a subsidiary of the Company*	1,756,731,135	1,756,731,135

*Refer to Note 22 for further details.

Summary of major shareholders
As of December 31, 2022, the Company’s largest shareholders and remaining free float are as follows:

Shareholder	Number of common shares	% of common and voting shares

L1T VIP Holdings S.à r.l. (“LetterOne”)	840,625,001	47.9%
Stichting Administratiekantoor Mobile Telecommunications Investor *	145,947,562	8.3%
Exor N.V.	131,068,288	7.5%
Free Float, including 3,374,459 shares held by a subsidiary of the Company	639,090,284	36.4%
Total outstanding common shares	1,756,731,135	100.0%

* LetterOne is the holder of the depositary receipts issued by Stichting and is therefore entitled to the economic benefits (dividend payments, other distributions and sale proceeds) of such depositary receipts and, indirectly, of the 145,947,562 common shares represented by the depositary receipts. According to the conditions of administration entered into between Stichting and LetterOne (“Conditions of Administration”) in connection with the transfer of 145,947,562 ADSs from LetterOne to Stichting on March 29, 2016, Stichting has the power to vote and direct the voting of, and the power to dispose and direct the disposition of, the ADSs, in its sole discretion, in accordance with the Conditions of Administration and Stichting’s articles of association.